Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
In accordance with Accounting Standards Codification Topic 820, Fair Value Measurement ("ASC 820"), fair value measurements are determined using an exit price based on the assumptions a market participant would use in pricing an asset or liability. ASC 820 establishes a three-tiered hierarchy making a distinction between market participant assumptions based on (i) observable inputs such as quoted prices in active markets (Level 1), (ii) inputs other than quoted prices in active markets that are observable either directly or indirectly (Level 2), and (iii) unobservable inputs that reflect the Plans' best estimate of what market participants would use in pricing an asset or liability including consideration of the risk inherent in the valuation technique and the risk inherent in the inputs to the model (Level 3).
Level 1 (Quoted market prices in active markets for identical assets)
Mutual Funds - valued using the net asset value ("NAV") of shares held at year end as reported by the fund. Mutual funds held by the Acuity DC Trust are open-end mutual funds that are registered with the Securities and Exchange Commission.
Self-Directed Brokerage Accounts - valued at the closing price reported by the fund or in the market where such investments are primarily traded.
Acuity Stock Fund - valued at the last sales price in the market where such securities are primarily traded. If the last sales price is not available, the security is generally valued at the closing bid price obtained from the primary exchange.
Our unallocated cash and cash equivalents, which are required to be carried at fair market value and measured on a recurring basis, were $14,973 as of December 31, 2025. We had $157,242 of unallocated cash and cash equivalents outstanding as of December 31, 2024.
Assets Excluded from Fair Value Hierarchy
The common/collective trusts held by the Acuity DC Trust are valued using the NAV provided by the trustee, which are based on the fair value of the underlying investments held by a fund less its liabilities. The common/collective trusts' NAVs are used as a practical expedient to estimate fair value since it is not probable that the funds will sell the investment for an amount different than the reported NAV. There are currently no redemption restrictions or unfunded commitments on these investments. Generally, redemptions of the fund units for investments in this category may be made each business day, based upon a transaction price per unit that is substantially equivalent to net asset value per share as of the close of the previous business day.
The following table presents information about the Acuity DC Trust's investments that are carried at fair value as of December 31, 2025 and 2024:

	Fair Value Measurements as of:
	December 31, 2025		December 31, 2024
	Total Fair Value	Level 1	Total Fair Value	Level 1
Mutual funds	$268,971,306	$268,971,306	$238,564,816	$238,564,816
Acuity stock fund	14,081,073	14,081,073	11,854,007	11,854,007
Self-directed brokerage accounts	51,679,977	51,679,977	53,351,894	53,351,894
Common/collective trust	337,923,055	N/A	205,848,129	N/A
Total investments at fair value	$672,655,411		$509,618,846

No transfers between the levels of the fair value hierarchy occurred during the plan years presented. In the event of a transfer in or out of a level within the fair value hierarchy, the transfers would be recognized as of the end of the plan year.